INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INTANGIBLE ASSETS

Balance, January 1, 2024	$1,850
Depreciation	(123)
write off of patent (a)	(1,727)
Balance, December 31, 2024	$-
Capitalization of model 3.0 smart carts (b)	637

Balance, December 31, 2025	$637

(a)	In February 2024, the Company decided to cease the development of its patent and recognized a loss as a result of impairment to its patent in the amount of $1,727 in the consolidated statement of comprehensive loss for the year ended December 31, 2024.

(b)	During the year, the Company identified development costs in the amount $637 in respect of the model 3.0 smart cart.